Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement
Sales income	$ 521,037	$ 868,462
Cost of sales	211,941	311,364
Gross profit	309,096	557,098
Expenses:
Depreciation and amortization	546,785	592,135
Promotional and marketing	49,485	126,215
Consulting	436,529	2,377,212
Salaries and wages	1,601,751	3,050,064
Director fees	203,900	174,839
Professional fees	374,021	1,100,240
General and administrative expenses	261,984	566,618
Impairment of goodwill	669,993	669,993
Impairment of long-lived assets	254,940	69,808
Total operating expenses	4,399,388	8,727,126
Net operating income (loss)	(4,090,292)	(8,170,028)
Other income (expense)
Gain (loss) on sale of assets	269,817
Interest expense, net	1,558
Interest expense - related party	55	1,994
Gain (loss) on earnout settlement		750,000
Other expense	38,522
Total other income (expense)	230,594	(741,994)
Loss before provision for income taxes	$ (3,859,698)	$ (8,922,022)
Provision for income taxes
Net (loss)	$ (3,859,698)	$ (8,922,022)
Weighted average number of common shares outstanding - basic and diluted	47,564,687	38,349,031
Net (loss) per share - basic and diluted	$ (0.08)	$ (0.23)